Condensed Consolidated Balance Sheets - USD ($)	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Current Assets
Cash	$ 4,446	$ 8,491	$ 108,326
Accounts receivable	25	0
Total Current Assets	4,471	8,491	108,326
Property and Equipment, net	581	626	806
Total Assets	5,052	9,117	109,132
Current Liabilities
Accounts payable and accrued expenses	61,381	40,650	11,680
Loans payable		0	1,129
Loan payable - related party	100	100	100
Total Liabilities	$ 61,481	$ 40,750	$ 12,909
Commitments and Contingencies (See Note 5)
Stockholders' Deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized, none issued and outstanding	$ 0	$ 0	$ 0
Common stock, $0.0001 par value; 100,000,000 shares authorized, 6,537,500 and 6,437,500 issued and outstanding, respectively	654	644	644
Additional paid-in capital	169,596	154,406	140,806
Accumulated deficit	(226,679)	(186,683)	(45,227)
Total Stockholders' Deficit	(56,429)	(31,633)	96,223
Total Liabilities and Stockholders' Deficit	$ 5,052	$ 9,117	$ 109,132